Borrowings - Maturity (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025 (remaining 6 months)	$ 13,011
2026	29,234	$ 14,625
2027	8,244	7,295
2028	4,561	8,244
Total Debt	$ 55,050	$ 34,725	$ 9,545